Provisions	12 Months Ended
Dec. 31, 2017
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Provisions
16.	Provisions

Changes in provisions for the years ended December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	17,524	￦	91,827	￦	85,921	￦	195,272
Increase (transfer)		3,392		13,653		40,293		57,338
Usage		(640)		(3,378)		(37,378)		(41,396)
Reversal		(1,238)		(790)		(12,007)		(14,035)

Ending balance	￦	19,038	￦	101,312	￦	76,829	￦	197,179

Current		18,988		2,334		75,163		96,485
Non-current		50		98,978		1,666		100,694

	2017
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	19,038	￦	101,312	￦	76,829	￦	197,179
Increase (Transfer)		3,842		2,827		41,550		48,219
Usage		(1,740)		(2,178)		(22,382)		(26,300)
Reversal		(2,834)		(1,723)		(11,467)		(16,024)
Change in scope of consolidation		—		(22)		(22)		(44)

Ending balance	￦	18,306	￦	100,216,	￦	84,508	￦	203,030

Current		17,238		1,766		59,168		78,172
Non-current		1,068		98,450		25,340		124,858